SUMMARY PROSPECTUS April 30, 2010	Calvert First Government Money Market Fund	Calvert Investments A UNIFI Company
CALVERT FIRST GOVERNMENT MONEY MARKET FUND
Class (Ticker):	O (FVRXX)	B (FGBXX)	C (FVCXX)

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks. The Fund's Prospectus and Statement of Additional Information (the "SAI"), both dated April 30, 2010, are incorporated by reference into this Summary Prospectus. You can find the Fund's Prospectus, the SAI, and other information about the Fund online at www.calvert.com/prospectus. You can also get this information at no cost by calling 1-800-368-2745 or by sending an e-mail request to Prospectusrequest@calvert.com, or by asking a financial professional who offers shares of the Fund.

INVESTMENT OBJECTIVE

The Fund is a U.S. Government-only money market fund that seeks to earn the highest possible yield consistent with safety, liquidity, and preservation of capital. In pursuing its objective, the Fund invests only in U.S. Government obligations, including such obligations subject to repurchase agreements with recognized securities dealers and banks. The Fund seeks to maintain a constant net asset value of $1.00 per share.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
	Class O	Class B	Class C
Maximum front-end sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower) [1]	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class O	Class B	Class C
Management fees	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees	None	1.00%	1.00%
Other expenses	0.23%	0.74%	0.64%
Total annual fund operating expenses	0.73%	2.24%	2.14%
Less fee waiver and/or expense reimbursement [2]	n/a	(0.24%)	(0.14%)
Net expenses	n/a	2.00%	2.00%
  The contingent deferred sales charge reduces over time.
  Calvert has agreed to contractually limit net annual fund operating expenses through April 30, 2011. Direct net operating expenses will not exceed 2.00% for Class B and 2.00% for Class C. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

    you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
    your investment has a 5% return each year;
    the Fund's operating expenses remain the same; and
    any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class O	Class B		Class C
		Sold	Held	Sold	Held
1	$75	$703	$203	$303	$203
3	$233	$1,077	$677	$657	$657
5	$406	$1,378	$1,178	$1,136	$1,136
10	$906	$2,172	$2,172	$2,461	$2,461

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund invests in money market instruments issued by the U.S. Treasury, such as U.S. Treasury bills and U.S. Treasury notes and bonds having short-term maturities, or by U.S. Government agencies and instrumentalities (collectively referred to as "U.S. Government obligations"). The Fund may invest in these securities directly or through repurchase agreements and variable-rate demand notes. All investments must comply with the SEC's money market fund requirements per Rule 2a-7 of the Investment Company Act of 1940.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks, and the Fund's portfolio management practices may not achieve the desired result.

Income Risk. The income level of the Fund will fluctuate with changing market conditions and interest rate levels. The income the Fund receives may fall as a result of a decline in interest rates.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Credit Risk. There is a chance that the issuer of a fixed-income security will fail to pay interest and principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline. Unanticipated credit events could adversely impact net asset value.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class O shares has varied from year to year. The table compares the Fund's performance over time with that of an average.

The Fund's past performance does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund's other Classes of shares will differ from the Class O returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon redemption of the Fund's Class B and Class C shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class O)

Best Quarter (of periods shown)	Q4 '00	1.47%
Worst Quarter (of periods shown)	Q4 '09	0.00%

Average Annual Total Returns (as of 12-31-09)	1 year	5 years	10 years
Class O	0.13%	2.76%	2.53%
Class B	0.01%	1.70%	1.51%
Class C	0.01%	1.69%	1.51%
Lipper U.S. Government Money Market Funds Average	0.09%	2.57%	2.43%

For current yield information, call 800-368-2745, or visit Calvert's website at www.calvert.com.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund's net asset value ("NAV") determined after receipt of your request in good order. The Fund is valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1 per share.

Unless you are exchanging Class B shares or Class C shares of another Calvert fund, you may only purchase Class O shares of the Fund.
Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for certain investors.

Class O Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.
To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

TAX INFORMATION

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

PAYMENTS TO BROKER/DEALERS AND OTHER
FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

Investment Company Act file:
No. 811-02633 (First Variable Rate Fund for Government Income)